Document and Entity Information	Sep. 14, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2020
Entity Registrant Name	PG&E CORPORATION
Entity Incorporation, State or Country Code	CA
Entity File Number	001-12609
Entity Tax Identification Number	94-3234914
Entity Address, Address Line One	77 BEALE STREET
Entity Address, Address Line Two	P.O. BOX 770000
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001004980
Common stock, no par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCG
Security Exchange Name	NYSE
Equity Units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Equity Units
Trading Symbol	PCGU
Security Exchange Name	NYSE